SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful lives of property and equipment

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Schedule of allocation of recognized employee benefit expenses

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB
Cost of revenues	163,981	78,381	79,280
Research and development	2,234,308	2,296,392	3,232,457
Sales and marketing	233,790	334,628	771,479
General and administrative	1,076,740	810,713	1,530,096
Total expense due to employee benefit plans	3,708,819	3,520,114	5,613,312